Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2024
Other Liabilities, Noncurrent [Abstract]
Other Long-Term Liabilities
Note 12 - Other Long-Term Liabilities

Other long-term liabilities consist of the following:

	December 31,
	2024	2023
	U.S. Dollars (in thousands)

Liability for severance pay (A)	1,401	1,577
Deferred revenues related to non-standard warranty (B)	7,304	6,262
Operating lease obligations	2,208	2,634
Finance lease obligations	4,453	-

	15,366	10,473

A.  Liability for Employee Severance Benefits

Under Israeli law and labor agreements the Company is required to pay severance payments to each employee who was employed by the Company for over one year and has been terminated by the Company or resigned under certain specified circumstances. The liability related to these severance payments is calculated on the basis of the latest salary of the employee multiplied by the number of years of employment as of the balance sheet date. The Company also has defined contribution plans for which it makes contributions to severance pay funds and appropriate insurance policies. Withdrawal of the reserve monies is contingent upon the fulfillment of detailed provision in the Severance Law.

Under local law in various territories in which the Company operates, employees with one year or more of service are entitled to receive a lump-sum payment upon termination of their employment based on their length of service and rate of pay at the time of termination.

1.
The liability in respect of most of its employees in Israel is discharged by participating in a defined contribution pension plan and making regular deposits with a pension fund or by individual insurance policies. The liability deposited with the pension fund is based on salary components as prescribed in the existing labor agreement.  The custody and management of the amounts so deposited are independent of the companies and accordingly such amounts funded (included in expenses on an accrual basis) and related liabilities are not reflected in the balance sheet.

2.	Severance pay expenses were $2,267, $1,936, and $1,903 in 2024, 2023 and 2022, respectively.

B.  Deferred Revenues

As of December 31, 2024, deferred revenues related to non-standard warranty in the amount of $7,304 are expected to be recognized in 2026-2027.